AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 11, 2020

No. 333-193135

No. 811-22927

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 58	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 62	☒

(Check appropriate box or boxes)

Invesco Actively Managed Exchange-Traded Commodity Fund Trust

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601	Eric S. Purple Stradley Ronon Stevens & Young LLP 2000 K Street, Suite 700
Chicago, Illinois 60606	Washington, DC 20006

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This filing relates solely to the following series of the Registrant:

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF

Invesco Bloomberg Commodity Strategy ETF

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 11th day of March, 2020.

Invesco Actively-Managed Exchange-Traded Commodity Fund Trust

By:	/s/ Daniel E. Draper
Daniel E. Draper
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper	President	March 11, 2020
Daniel E. Draper

/s/ Kelli Gallegos	Treasurer	March 11, 2020
Kelli Gallegos

/s/ Anna Paglia	Secretary	March 11, 2020
Anna Paglia

*/s/ Ronn R. Bagge	Vice Chairman and Trustee	March 11, 2020
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	March 11, 2020
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	March 11, 2020
Kevin M. Carome

**/s/ Edmund P. Giambastiani, Jr.	Trustee	March 11, 2020
Edmund P. Giambastiani, Jr.

**/s/ Victoria J. Herget	Trustee	March 20, 2020
Victoria J. Herget

*/s/ Marc M. Kole	Trustee	March 11, 2020
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	March 11, 2020
Yung Bong Lim

**/s/ Joanne Pace	Trustee	March 11, 2020
Joanne Pace

*/s/ Gary R. Wicker	Trustee	March 11, 2020
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	March 11, 2020
Donald H. Wilson

*By: /s/ Anna Paglia	March 11, 2020
Anna Paglia
Attorney-In-Fact

*	Anna Paglia signs on behalf of the powers of attorney filed with Pre-Effective Amendment No. 3 to the Trust’s Registration Statement, which is incorporated by reference herein.
**	Anna Paglia signs pursuant to powers of attorney filed with Post-Effective Amendment No. 57 to the Trust’s Registration Statement and incorporated by reference herein.

EXHIBIT INDEX

Index No.	Description of Exhibits

Ex - 101.ins	XBRL Instance Document

Ex - 101.sch	XBRL Taxonomy Extension Schema Document

Ex - 101.cal	XBRL Taxonomy Extension Calculation Linkbase Document

Ex - 101.def	XBRL Taxonomy Extension Definition Linkbase Document

Ex - 101.lab	XBRL Taxonomy Extension Label Linkbase Document

Ex - 101.pre	XBRL Taxonomy Extension Presentation Linkbase Document